Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Directors fees	$ 1.0	$ 1.1	$ 1.2
Share-based compensation	1.7
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services	5.1	19.5	16.8
Operating expenses and cost of services		1.4	5.0
Finance expenses	$ 4.3	$ 4.4	$ 7.7